DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Jun. 30, 2014
DISCONTINUED OPERATIONS
Summary of net sales and breakdown of losses from discontinued operations

	2014	2013	2012
Net sales for Clorox Venezuela	$77	$90	$89

Operating (losses) earnings from Clorox Venezuela before income taxes	(23)	1	13
Income tax benefit (expense) attributable to Clorox Venezuela	6	-	(5)
Operating (losses) earnings from Clorox Venezuela, net of tax	(17)	1	8
Losses from other discontinued operations, net of tax	(4)	(2)	(2)
(Losses) earnings from discontinued operations, net of tax	$(21)	$(1)	$6